Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Segment Information

12. Segment Information

The Company operates and manages its business as two reportable and operating segments. The Company is an established technology-driven facilities services provider in the public and private sectors operating mainly in Singapore. The Company generates revenue primarily from services, which include services for general cleaning and maintenance of public and private facilities; cleaning of kitchen facilities of healthcare facilities, hotels and restaurants and the supply of ad hoc customer; and cleaning services to offices. Starting the year ended March 31, 2026, the Company has also engaged in selling and leasing of cleaning robots. The measure of segment assets is reported on the balance sheet as total assets.

The Company’s CODM reviews financial information presented on a consolidated basis and decides how to allocate resources based on net income (loss).  Consolidated net income (loss) is used for evaluating financial performance and in establishing management’s compensation.

Significant segment expenses include employee benefit expense, subcontractor charges, depreciation, and sales and marketing expenses. Operating expenses include all remaining costs necessary to operate our business, which primarily include external professional services and other administrative expenses. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM:

Year ended March 31, 2026	Facilities Services	Robotic	Total
Revenue	$77,997	$12	$78,009
Employee benefit expense, net of government subsidies	(55,020)	(5)	(55,025)
Other direct cost to revenue	(9,518)	(152)	(9,670)
Segment gross profit/ (loss)	$13,458	$(145)	$13,314

Significant Segment Expense
Sales and marketing expenses	(50)	(374)	(424)
General and Administrative	(7,713)	(1,476)	(9,189)
Other operating income/ (expense), net	424	(70)	354

Research and development (including employee benefit expense)	-	(414)	(414)

Segment profit/ (loss)	$6,119	$(2,479)	$3,641

Unallocated expenses
Marketing expenses, General and Administrative			(5,273)
Other operating expense, net			(297)
Interest expense			(672)
Income tax benefit			(366)
Net Loss			$(2,967)

Year ended March 31, 2025	2025
Revenue	$74,349
Employee benefit expense, net of government subsidies	(56,498)
Other direct cost to revenue	(8,318)
Sales and marketing expenses	(2,007)
Consulting and professional fees	(2,319)
Goodwill impairment	(291)
Share based compensation	(1,768)
Other cost and expenses, net	(4,885)
Other operating (expense) income, net	(27)
Income tax (expense) benefit	(456)
Net Loss	$(2,220)